Basis of Presentation and Significant Accounting Policies - Recently Adopted Accounting Pronouncements Narrative (Details) - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2022
Description Of Business And Significant Accounting Policies [Line Items]
Operating lease right-of-use assets	[1]	$ 43,349	$ 43,724
Prepaid expenses and other current assets		4,277	2,670
Current portion of operating lease liabilities	[2]	6,692	9,177
Long-term lease liabilities, net of current portion	[3]	39,803	37,224
Present value of lease liabilities		5,737
Other long-term liabilities		$ 14,251	$ 5,749
Cumulative Effect, Period of Adoption, Adjustment
Description Of Business And Significant Accounting Policies [Line Items]
Operating lease right-of-use assets				$ 44,400
Prepaid expenses and other current assets				(1,200)
Current portion of operating lease liabilities				8,000
Long-term lease liabilities, net of current portion				38,000
Present value of lease liabilities				2,500
Other long-term liabilities				$ 2,800

[1]	Includes related party operating right-of-use assets, net of $10,931 and $13,077 at December 31, 2023 and 2022, respectively
[2]	Includes related party current portion of operating lease liabilities of $1,888 and $1,836 at December 31, 2023 and 2022, respectively
[3]	Includes related party long-term operating lease liabilities of $9,472 and $11,631 at December 31, 2023 and 2022, respectively